Master Trust Financial Information - Reconciliation of the Change in Net Assets Available for Plan Benefits of the Master Trust (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net change in net assets available for plan benefits of the Master Trust	$ 1,090,643,271	$ 950,385,895
Master Trust
EBP, Master Trust [Line Items]
Net change in net assets available for plan benefits of the Master Trust	1,482,703,057	930,397,980
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - prior year	22,705,442	25,852,313
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - current year	(12,153,182)	(22,705,442)
Net change in net assets available for plan benefits per the Master Trust’s Form 5500	$ 1,493,255,317	$ 933,544,851